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                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

        The information required to be contained in this report for the period ending December 31, 1999 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   17,   2000   Accession   No.
0000814680-00-000001

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356494-00-000013

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356494-00-000014

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   25,   2000   Accession   No.
0001012709-00-000241

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356476-00-000003

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed   via   EDGAR   and   accepted   on   March   22,   2000   Accession   No.
0000950146-00-000289